Share capital - Summary of Movements in Ordinary Shares, Share Capital and Share Premium (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Issue of Shares Capital [Roll Forward]
Beginning Balance (in shares)	266,821,844
Beginning Balance	$ (932,493)	$ (564,416)
Capital contribution (in shares)	9,213,333
Vested earn-out shares (in shares)	0
Ending Balance (in shares)	279,408,018
Ending Balance	$ (605,922)	(478,540)
Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued (in shares)	1,501,599
Public Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued (in shares)	419,660
RSUs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued (in shares)	1,442,455
Options
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued (in shares)	9,127
Share capital
Issue of Shares Capital [Roll Forward]
Beginning Balance	$ 2,279	2,126
Capital contribution (Note 3)	92
Vested earn-out shares	198
Ending Balance	2,602	2,271
Share capital | Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	15
Share capital | Public Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	4
Share capital | RSUs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	14
Share capital | Options
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	0
Share premium
Issue of Shares Capital [Roll Forward]
Beginning Balance	1,229,690	1,058,432
Capital contribution (Note 3)	144,547
Vested earn-out shares	310,703
Ending Balance	1,716,605	$ 1,224,814
Share premium | Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	17,695
Share premium | Public Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	6,691
Share premium | RSUs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	7,174
Share premium | Options
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	105
Issued capital and share premium
Issue of Shares Capital [Roll Forward]
Beginning Balance	1,231,969
Capital contribution (Note 3)	144,639
Vested earn-out shares	310,901
Ending Balance	1,719,207
Issued capital and share premium | Penny Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	17,710
Issued capital and share premium | Public Warrants
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	6,695
Issued capital and share premium | RSUs
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	7,188
Issued capital and share premium | Options
Issue of Shares Capital [Roll Forward]
Increase (decrease) in shares issued	$ 105